Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Information about Pension Plan

Information about the pension plan is as follows.

	2013	2012
Change in benefit obligation:
Beginning benefit obligation	$21,604	$16,934
Service cost	1,204	939
Interest cost	884	915
Settlement loss	821	—
Actuarial (gain)/loss	(1,272)	3,474
Benefits paid	(4,785)	(658)

Ending benefit obligation	18,456	21,604

Change in plan assets, at fair value:
Beginning plan assets	13,441	11,445
Actual return	1,943	1,181
Employer contribution	4,900	1,510
Benefits paid	(4,785)	(658)
Administrative expenses	(33)	(37)

Ending plan assets	15,466	13,441

Funded status at end of year	$(2,990)	$(8,163)

Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	2013	2012
Unrecognized actuarial loss (net of tax, of $2,364 in 2013 and $3,862 in 2012)	$4,588	$7,496

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows.

	2013	2012
Service cost	$1,204	$939
Interest cost	884	915
Expected return on plan assets	(965)	(858)
Net amortization and deferral	698	359

Net periodic benefit cost	$1,821	$1,355

Net loss (gain) recognized in other comprehensive income	(4,406)	2,829
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$(2,585)	$4,184

Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category

The Company’s pension plan asset allocation at year-end 2012, and 2013 and target allocation for 2014 by asset category are as follows.

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2014	2013	2012
Equity securities	20-50%	46.5%	45.5%
Debt securities	30-60	53.0	53.9
Money market funds	20-30	0.5	0.6

Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2013 and 2012:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$79	$—	$—	$79
Bond mutual funds	48	—	—	48
Common/collective trust:
Bonds	8,140	—	—	8,140
Equities	5,439	—	—	5,439
Equity market funds:
Commodity mutual funds	21	—	—	21
International	337	—	—	337
Large cap	1,093	—	—	1,093
Mid cap	181	—	—	181
Small cap	128	—	—	128

Total assets at fair value	$15,466	$—	$—	$15,466

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$76	$—	$—	$76
Bond mutual funds	86	—	—	86
Common/collective trust:
Bonds	7,158	—	—	7,158
Equities	4,772	—	—	4,772
Equity market funds:
Commodity mutual funds	23	—	—	23
International	240	—	—	240
Large cap	808	—	—	808
Mid cap	177	—	—	177
Small cap	101	—	—	101

Total assets at fair value	$13,441	$—	$—	$13,441

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows.

2014	$396
2015	512
2016	637
2017	842
2018	900
2019 through 2023	6,951

Total	$10,238

Benefit obligations [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2013	2012
Discount rate on benefit obligation	4.38%	3.72%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

Net periodic pension cost [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2013	2012
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%